GOODWILL AND INTANGIBLE ASSETS - Goodwill by Reporting Unit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill
Balance at beginning of period	$ 2,137,883,000	$ 2,146,883,000
Deductions	(144,581,000)
Impairment	0	(9,000,000)	$ (86,748,000)
Balance at end of period	1,993,302,000	2,137,883,000	2,146,883,000
Accumulated Impairment Loss	(1,275,385,000)	(1,275,385,000)
Dotdash Meredith
Goodwill
Balance at beginning of period	1,497,642,000	1,497,642,000
Deductions	0
Impairment		0
Balance at end of period	1,497,642,000	1,497,642,000	1,497,642,000
Accumulated Impairment Loss	(198,329,000)	(198,329,000)
Digital
Goodwill
Balance at beginning of period	1,497,642,000	1,497,642,000
Deductions	0
Impairment		0
Balance at end of period	1,497,642,000	1,497,642,000	1,497,642,000
Accumulated Impairment Loss	(198,329,000)	(198,329,000)
Care.com
Goodwill
Balance at beginning of period	490,896,000	490,896,000
Deductions
Impairment		0
Balance at end of period	490,896,000	490,896,000	490,896,000
Accumulated Impairment Loss	0	0
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Goodwill
Balance at beginning of period	0	0
Deductions	0
Impairment		0
Balance at end of period	0	0	0
Accumulated Impairment Loss	(981,308,000)	(981,308,000)
Emerging & Other
Goodwill
Balance at beginning of period	149,345,000	158,345,000
Deductions	(144,581,000)
Impairment		(9,000,000)
Balance at end of period	4,764,000	149,345,000	$ 158,345,000
Accumulated Impairment Loss	$ (95,748,000)	$ (95,748,000)